Mar. 01, 2016

J.P. Morgan Income Funds

JPMorgan Emerging Markets Local Currency Debt Fund

(All Shares Classes)

(A series of JPMorgan Trust I)

Supplement dated July 11, 2016

to the Prospectuses and Summary Prospectuses

dated March 1, 2016, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME AND INVESTMENT STRATEGIES AND INVESTMENT POLICY

At the June 2016 meeting, the Board of Trustees (“Board”) approved changes to the JPMorgan Emerging Markets Local Currency Debt Fund (the “Fund”). In particular, the Board approved a proposal to change: (i) the name of the Fund and 80% policy; (ii) the Fund’s investment strategies and risks; (iii) the portfolio management team; and (iv) the Fund’s broad-based securities market index. Under its current strategy (the “Current Strategy”), the Fund primarily invests in emerging markets securities and instruments that are denominated in emerging markets currencies (“local currencies”), focusing its investments in sovereign debt securities as well as currency forwards and interest rate swaps. Under the new strategy (the “New Strategy”), the Fund will invest in a broader universe of investments including emerging markets corporate debt and sovereign debt securities denominated in U.S. and other developed market currencies as well as local currencies. In connection with the strategy change, the Fund’s name will be changed to the “JPMorgan Emerging Markets Strategic Debt Fund” and certain of its investment policies and strategies will change.

These changes will become effective on or about September 30, 2016 (the “Effective Date”). On the Effective Date, new prospectuses (the “New Prospectuses”) will replace the existing prospectuses for the Fund (the “Existing Prospectuses”). Please note that the New Prospectuses reflecting the changes for the Fund are not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date. The following is a brief summary of some of the changes that will take effect on the Effective Date (please refer to the New Prospectuses, once available, for a more complete discussion of the Fund’s strategies and risks after the Effective Date):

Name Change and Change in the 80% Policy

On the Effective Date, the Fund’s name will change to the JPMorgan Emerging Markets Strategic Debt Fund. Currently, the Fund has the following non-fundamental policy (the “Current 80% Policy”):

Under normal circumstances, the Fund invests at least 80% of its Assets in debt securities of issuers located in or tied economically to emerging markets that are denominated in emerging markets currencies (“Local Currency Debt Securities”) or in derivatives or other instruments that are used as substitutes for Local Currency Debt Securities.

As a result of the name change, the Current 80% Policy will be eliminated on the Effective Date. In addition, the following new non-fundamental policy (“New 80% Policy”) will apply on the Effective Date:

Under normal circumstances, the Fund invests at least 80% of its Assets in emerging market debt investments. “Emerging market debt investments” are securities and instruments of issuers located in or tied economically to emerging markets.

Strategy Changes and Risks

The Fund’s investment objective is to seek to provide total return. This investment objective will not change, but the investment strategies used to meet the objective will. The following is a summary of some of the changes under the New Strategy:

•
Under the New Strategy, the Fund’s adviser, J.P. Morgan Investment Management Inc. (“JPMIM” or the “Adviser”) will use a flexible asset allocation approach to invest the Fund opportunistically among different emerging market sectors and instruments.

•
Under the New Strategy, the Fund is unconstrained. In connection with its opportunistic strategy, the Fund may invest in a broader array of emerging markets debt investments. The Fund’s Existing Prospectuses provide that the Fund may invest all or substantially all of its assets in sovereign debt securities. As a result, under the Current Strategy, the Fund primarily invests in sovereign debt securities that are denominated in emerging markets currencies. Under the New Strategy, the Fund may allocate its investments across all emerging market sectors, including sovereign and corporate debt denominated in U.S. and other developed market currencies as well as local currencies.

•
Under the New Strategy, the Fund will increase its allocation to certain investments currently permitted under the Current Strategy including corporate debt and will have access to additional types of investments. In addition to the investments currently used by the Fund under its Current Strategy, the Fund will use loan participation notes (LPNs), and foreign municipal securities, including foreign provincial securities, as part of its principal investment strategy.

•
The Fund may increase its usage of derivatives as part of its principal investment strategy. In addition to the derivatives currently used by the Fund including foreign currency transactions, futures contracts, options, forwards and swaps, the Fund may use swaps structured as credit default swaps related to individual securities or indexes of securities to gain or to limit exposure to Loans and other securities, to mitigate risk exposure and to manage cash flow needs.

•
Like the Current Strategy, the Fund’s investments may be of any maturity and the Fund may invest without limit in below investment grade securities (also known as “junk bonds”) or unrated securities that the adviser deems to be of equivalent quality.

Under the New Strategy, the Fund may be subject to new and additional risks. The Fund’s main risks currently include Foreign Securities and Emerging Markets Risk, General Market Risk, European Market Risk, Sovereign Debt Risk, Currency Risk, Interest Rate Risk, Credit Risk, Derivatives Risk, Strategy Risk, Industry and Sector Focus Risk, High Yield Securities Risk, Foreign Municipal Securities Risk, CLN Risk, Zero-Coupon, Pay-in-Kind and Deferred Payment Securities Risk, Inflation-Linked Security Risk, Transactions Risk and Non-Diversified Fund Risk. The Fund’s exposure to such risks may be increased due to the Fund’s expanded usage of certain investments as well as investments in additional types of securities and investments that are more sensitive to such risks. The Fund will continue to be subject to High Portfolio Turnover Risk under the New Strategy. In the short term after the Effective Date, turnover may temporarily increase while the Fund transitions to the New Strategy.

In addition, the Fund will be subject to the additional risks summarized below:

CFTC Regulation Risk. The Fund is subject to regulation by the Commodity Futures Trading Commission (CFTC) as a "commodity pool" and the adviser is subject to regulation as a "commodity pool operator" with respect to the Fund. As a result, the Fund is subject to various CFTC requirements, including certain registration, disclosure and operational requirements. Compliance with these requirements may increase Fund expenses.

Change in Broad Based Securities Market Index

On the Effective Date, the Fund’s broad based securities market index will change from J.P. Morgan GBI-EM Global Diversified to J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified to better reflect the Fund’s New Strategy. In addition, the Fund will also compare its performance against a composite benchmark consisting of the equally weighted average of J.P. Morgan EMBI Global Diversified, J.P. Morgan GBI-EM Global Diversified and J.P. Morgan Corporate Emerging Markets Bond Index (CEMBI) Broad Diversified.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY

PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE